Summary of Assets of Companys Defined Benefit Pension Plans at Fair Values (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Mortgages CAD		Dec. 31, 2011 Mortgages CAD		Dec. 31, 2012 Real Estate CAD		Dec. 31, 2011 Real Estate CAD		Dec. 31, 2012 Infrastructure CAD		Dec. 31, 2011 Infrastructure CAD		Dec. 31, 2012 Fair Value, Inputs, Level 2 CAD	Dec. 31, 2011 Fair Value, Inputs, Level 2 CAD	Dec. 31, 2012 Fair Value, Inputs, Level 2 Mortgages CAD		Dec. 31, 2011 Fair Value, Inputs, Level 2 Mortgages CAD		Dec. 31, 2012 Fair Value, Inputs, Level 3 CAD	Dec. 31, 2011 Fair Value, Inputs, Level 3 CAD	Dec. 31, 2011 Fair Value, Inputs, Level 3 Mortgages CAD		Dec. 31, 2012 Fair Value, Inputs, Level 3 Real Estate CAD		Dec. 31, 2011 Fair Value, Inputs, Level 3 Real Estate CAD		Dec. 31, 2012 Fair Value, Inputs, Level 3 Infrastructure CAD		Dec. 31, 2011 Fair Value, Inputs, Level 3 Infrastructure USD ($)	Dec. 31, 2011 Fair Value, Inputs, Level 3 Infrastructure CAD
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	9,763	9,215	34	[1]	22	[1]	779	[2]	691	[2]	333	[1]	294	[2]	4,135	4,986	34	[1]	18	[1]	1,112	989	4	[1]	779	[2]	691	[2]	333	[1]	$ 294	294	[2]

[1]	Government & Corporate Bonds: Fair values for bonds are based on market prices supplied by external vendors. When a market price is not available from independent sources, the bonds are valued at the last available price. Mortgages: The fair value measurement of $34 million (2011 - $18 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.
[2]	Real Estate: The fair value of real estate investments of $779 million (2011 - $691 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers. Infrastructure: Infrastructure fund values of $333 million (2011 - $294 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate.